Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Year-End Premises and Equipment

Year-end premises and equipment were as follows:

	2018	2017
Land and improvements	$6,553	$5,022
Buildings and improvements	27,013	21,221
Furniture and equipment	20,831	17,004
Total	54,397	43,247
Accumulated depreciation	(32,376)	(25,636)
Premises and equipment, net	$22,021	$17,611

Rent Commitments Under Non-Cancelable Operating Leases

Rent expense was $579, $558 and $518 for 2018, 2017 and 2016, respectively. Rent commitments under non-cancelable operating leases at December 31, 2018 were as follows, before considering renewal options that generally are present.

2019	$521
2020	254
2021	120
2022	66
2023	—
Thereafter	—
Total	$961